UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  May 9, 2002

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:          $254346



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     6544   197455 SH       SOLE                    42685            154770
Allstate Insurance             com              020002101     7343   194420 SH       SOLE                    41585            152835
Baker Hughes Inc.              com              057224107     6322   165275 SH       SOLE                    35340            129935
BankAmerica Corp.              com              060505104     8608   126550 SH       SOLE                    26870             99680
BankOne Corporation            com              06423A103     7120   170415 SH       SOLE                    36440            133975
Bellsouth Corp                 com              079860102     5928   160815 SH       SOLE                    34420            126395
Bristol Myers Co               com              110122108     4706   116220 SH       SOLE                    24865             91355
Cigna                          com              125509109     5176    51055 SH       SOLE                    10945             40110
Citigroup                      com              172967101     8155   164675 SH       SOLE                    35165            129510
Comerica, Inc. Com.            com              200340107     7536   120440 SH       SOLE                    25565             94875
Compaq                         com              204493100     2704   258710 SH       SOLE                    55330            203380
Computer Associates            com              204912109     4589   209655 SH       SOLE                    44895            164760
Electronic Data Systems        com              285661104     6540   112775 SH       SOLE                    24085             88690
FleetBoston  Financial Corpora com              339030108     5517   157635 SH       SOLE                    33700            123935
Gannett Co.                    com              364730101     6385    83900 SH       SOLE                    17965             65935
General Electric               com              369604103     5690   151945 SH       SOLE                    32490            119455
Hartford Financial Services Gr com              416515104     6623    97225 SH       SOLE                    20830             76395
Hewlett Packard                com              428236103     3826   213260 SH       SOLE                    45655            167605
Honeywell International, Inc.  com              438516106     7164   187200 SH       SOLE                    39675            147525
Household International        com              441815107     5610    98760 SH       SOLE                    21080             77680
Ingersoll Rand                 com              G4776G101     7314   146220 SH       SOLE                    31280            114940
J P Morgan                     com              46625H100     6093   170900 SH       SOLE                    36490            134410
Jefferson Pilot                com              475070108     6124   122275 SH       SOLE                    26165             96110
Lehman Brothers                com              524908100     5409    83675 SH       SOLE                    17910             65765
MBNA                           com              55262L100     7140   185130 SH       SOLE                    39625            145505
Marsh & McLennan Cos           com              571748102     7017    62240 SH       SOLE                    13325             48915
Merck                          com              589331107     4740    82325 SH       SOLE                    17635             64690
Pitney Bowes Inc.              com              724479100     6707   156705 SH       SOLE                    33540            123165
SBC Communications             com              78387G103     4275   114180 SH       SOLE                    24440             89740
Schlumberger Ltd.              com              806857108     5795    98525 SH       SOLE                    21065             77460
TJX Companies Inc.             com              872540109     7755   193815 SH       SOLE                    41550            152265
Textron                        com              883203101     6953   136065 SH       SOLE                    28975            107090
Transocean Sedco Forex         com              G90078109     4707   141646 SH       SOLE                    31894            109752
Tyco International, Ltd.       com              902124106     5096   157675 SH       SOLE                    33765            123910
US Bancorp                     com              902973304     5010   221960 SH       SOLE                    47420            174540
Union Pacific                  com              907818108     7198   115840 SH       SOLE                    24805             91035
Verizon Communications         com              92343V104     5724   124165 SH       SOLE                    26535             97630
Walt Disney Co.                com              254687106     6766   293140 SH       SOLE                    62735            230405
Washington Mutual              com              939322103     6582   198683 SH       SOLE                    42440            156243
Wells Fargo & Co.              com              949746101     7222   146195 SH       SOLE                    31290            114905
Whirlpool                      com              963320106     6183    81845 SH       SOLE                    17525             64320
WorldCom Group                 com              98157D106     2452   363830 SH       SOLE                    77875            285955